ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC. | Aberdeen Global SELECT OPPORTUNITIES FUND INC.
ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC.

Aberdeen Select International Equity Fund (formerly known as the Artio International Equity Fund)

Aberdeen Select International Equity Fund II (formerly known as the Artio International Equity Fund II)

Aberdeen Total Return Bond Fund (formerly known as the Artio Total Return Bond Fund)

Aberdeen Global High Income Fund (formerly known as the Artio Global High Income Fund)

Aberdeen Global Select Opportunities Fund Inc. (formerly known as the Artio Global Select Opportunities Fund Inc.)

Supplement dated May 22, 2013 to the prospectus dated March 1, 2013

The supplement indicates the changes to the Fund's registration statement following a (i) new investment advisory agreement between the Artio Global Funds and Aberdeen Asset Management Inc. and (ii) a new sub-advisory agreement between Artio International Equity Fund, Artio International Equity Fund II, Artio Select Opportunities Fund Inc., and Aberdeen Asset Managers Limited. In addition, the Fund Boards approved a new distribution agreement with Aberdeen Fund Distributors LLC.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE.

The Artio Global Funds have been renamed and all references to the former fund names refer to the new fund name, as detailed in the table below. The Fund abbreviations used in this document are also indicated in the table below.

Former Fund Name	New Fund Name	Fund Abbreviation Used
Artio International Equity Fund	Aberdeen Select International Equity Fund	International Equity Fund
Artio International Equity Fund II	Aberdeen Select International Equity Fund II	International Equity Fund II
Artio Total Return Bond Fund	Aberdeen Total Return Bond Fund	Total Return Bond Fund
Artio Global High Income Fund	Aberdeen Global High Income Fund	Global High Income Fund
Artio Select Opportunities Fund Inc.	Aberdeen Global Select Opportunities Fund Inc.	Global Select Opportunities Fund

The Artio Emerging Markets Local Debt Fund was liquidated on April 19, 2013. Any and all references to the Artio Emerging Markets Local Debt Fund are removed.

Aberdeen Asset Management Inc. replaced Artio Global Management LLC as the Investment Adviser for the Funds. All references to Artio Global as the Adviser are replaced with references to Aberdeen Asset Management Inc.

Aberdeen Fund Distributors LLC replaced Quasar Distributors LLC as the principal underwriter for the Fund. All references to Quasar Distributors LLC is replaced with references to Aberdeen Fund Distributors LLC.

Fund Summaries Changes (pages 2-62)

Certain headings in the "Fund Summaries" section have been renamed as indicated below:

Former Heading	New Heading
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Shareholder Fees (Fees Paid Directly From Your Investment)
Expense Example	Example
Principal Investment Strategies	Principal Strategies
Principal Investment Risks	Principal Risks
Fund Management	Investment Adviser
Purchase and Redemption of Fund Shares	Purchase and Sale of Fund Shares
Payments to Brokers and Other Financial Intermediaries	Payments to Brokers-Dealers and Other Financial Intermediaries

Updated performance information for each Fund will be available at each Fund's website, as indicated below:

Fund	Website
International Equity Fund	www.aberdeen-asset.us/SelectInternational
International Equity Fund II	www.aberdeen-asset.us/SelectInternationalII
Total Return Bond Fund	www.aberdeen-asset.us/TotalReturn
Global High Income Fund	www.aberdeen-asset.us/GlobalHighIncome
Global Select Opportunities Fund Inc.	www.aberdeen-asset.us/GlobalSelectOpportunities

The Principal Investment Strategies and Principal Investment Risks section beginning on page 53 for the Global Select Opportunities Fund is replaced with the following:

Principal Strategies

The Fund invests primarily in a diversified portfolio of equity securities issued by U.S. and non-U.S. companies including those in developed and emerging markets.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of global issuers. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

The Fund may invest without limit in emerging market securities. The Fund may invest in securities of any market capitalization.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund’s investment team employs a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and they evaluate other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe. The investment team may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

Principal Risks

Global economies and securities markets can and have experienced volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund may invest without limit in emerging market securities. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment. Please go to http://www.aberdeen-asset.us/doc.nsf/Lit/FactsheetUSOpenAberdeenGlobalSelectOpportunitiesFundInc for the current percentage of the Fund invested in emerging market securities.

• Small and Medium-Sized Company Risks: Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms — meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line — making them more susceptible to pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

The following paragraph is added to the beginning of the Performance section on page 8 for the International Equity Fund, page 18 for the International Equity Fund II, and page 59 for the Global Select Opportunities Fund:

Effective May 22, 2013, Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited were appointed as investment adviser and subadviser, respectively, to the Fund. The returns for the Fund prior to May 22, 2013 reflect the performance of a portfolio management team from Artio Global Management LLC, the previous investment adviser.